Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 129,454	$ (6,775)	$ (35,776)	$ (19,344)	$ (936)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	25,507	5,131	32,815	14,149	5,981
Amortization of deferred financing costs	489	1,865	5,230	7,220	2,675
Incentive unit expense	73,802	0
Loss (gain) from sale of interest in gas properties			4,230	0	(1,478)
Write-off of deferred financing costs	836	0
Restricted unit expense			32,906	0	170
Loss on extinguishment of debt	143	0	10,622
Write-off of unsuccessful exploratory well costs			8,143	0	0
Derivative instruments fair value (gain) loss	20,380	4,993	(6,891)	1,381	(574)
Income tax expense	9,375	0
Fair value gain on purchase of Marcellus joint venture	(203,579)	0
Equity in income of joint ventures	2,656	778	(19,420)	(1,532)	(370)
Write-down of abandoned leases and other leasehold costs			0	2,253	109
(Increase) decrease in:
Accounts receivable	(21,059)	(52)	(17,208)	(3,828)	(4,310)
Receivable from affiliate	2,096	7,025	9,635	(8,403)	(76)
Gas collateral account	0	(1,500)	643	(4,137)	(207)
Prepaid expenses and other	(4,963)	(378)	(541)	(212)	73
Cash payments for settled derivatives	(11,158)	(206)	676	879	574
Increase (decrease) in:
Accounts payable	(860)	453	2,273	(30)	(125)
Royalties payable	16,197	1,178	7,432	775	1,117
Other accrued expenses	5,871	(970)	5,859	7,391	746
Payable to affiliate	(9,643)	(1,977)	3,666	424	1,762
Net cash provided by (used in) operating activities	35,544	9,565	33,672	(3,014)	5,131
Cash flows from investing activities:
Capital expenditures for natural gas properties	(178,445)	(27,583)	(463,128)	(109,149)	(69,077)
Acquisition of Marcellus joint venture, net of cash acquired	(82,766)	0	0	(9,957)	(15,205)
Capital expenditures for property and equipment	(1,342)	(40)	(2,259)	(867)	(673)
Proceeds from sale of interest in gas properties	11,263	0	6,792	0	5,710
Net cash provided by (used in) investing activities	(251,290)	(27,623)	(458,595)	(119,973)	(79,245)
Cash flows from financing activities:
Proceeds from borrowings	0	25,000	435,500	44,361	82,972
Repayments of debt obligations	(192,114)	(193)	(160,760)	(10,152)	(7,726)
Restricted cash for convertible debt	8,268	0	(8,268)	0	0
Debt issuance costs	(446)	(607)	(12,194)	(1,913)	(9,699)
Common stock issuance			195,977	96,782	7,900
Repurchase of common stock	0	(2,267)	(2,267)	(1,133)	0
Costs relating to initial public offering	(1,405)	0
Return of capital			0	(800)	0
Proceeds from issuance of common stock sold in initial public offering, net of underwriting fees	598,500	0
Net cash provided by (used in)financing activities	412,803	21,933	447,988	127,145	73,447
Net increase (decrease) in cash	197,057	3,875	23,065	4,158	(667)
Cash at the beginning of the year	31,612	8,547	8,547	4,389	5,056
Cash at the end of the year	228,669	12,422	31,612	8,547	4,389
Supplemental disclosure of noncash investing and financing activities
Accretion of debt discount			2,099	0	0
Gas collateral financed by accounts payable			0	1,500	0
Capital expenditures for property, office furniture and equipment funded by capital lease borrowings			1,557	419	0
Application of advances from joint interest owners			(10,415)	0	0
Warrants issued in exchange for services			0	0	3,294
Conversion of related-party note payable to common stock			255	11,332	0
Natural gas properties | Accounts Payable
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			48,615	18,083	10,529
Natural gas properties | Other accrued liabilities
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			16,753	2,359	5,936
Natural gas properties | Borrowings
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			0	18,328	1,016
Natural gas properties | Deferred payment obligation
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			20,281	3,577	5,314
Natural gas properties | Other Liabilities
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			0	8,261	0
Property and equipment | Borrowings
Supplemental disclosure of noncash investing and financing activities
Capital expenditures			$ 503	$ 1,270	$ 0